CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred A Shares [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 425	$ 425	$ 425	$ 413
Beginning balance, shares	4,250,579	4,250,579	4,250,579	4,126,776
Net loss
Shares issued upon conversion of convertible notes payable				$ 12
Shares issued upon conversion of convertible notes payable, shares				123,803
Private placement of common shares
Ending balance, value	$ 425	$ 425	$ 425	$ 425
Ending balance, shares	4,250,579	4,250,579	4,250,579	4,250,579
Preferred B Shares [Member]
Statement [Line Items]
Balance - December 31, 2022
Beginning balance, shares	2,305
Net loss
Private placement of common shares
Issuance of Preferred B Shares for cash, shares	111	1,500	1,980
Conversion of debt to Preferred B shares, Shares			266
Financing fee paid in Preferred B shares, Shares	6	35	59
Ending balance, value
Ending balance, shares	2,422	1,535	2,305
Preferred C Shares [Member]
Statement [Line Items]
Balance - December 31, 2022
Beginning balance, shares	3,000
Net loss
Private placement of common shares
Issuance of Preferred C voting shares
Issuance of Preferred C voting shares, shares			3,000
Ending balance, value
Ending balance, shares			3,000
Common Stock [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 167,601	$ 141,177	$ 141,177	$ 121,149
Beginning balance, shares	1,676,014,753	1,411,779,497	1,411,779,497	1,211,495,162
Net loss
Shares issued upon conversion of convertible notes payable				$ 7,520
Shares issued upon conversion of convertible notes payable, shares				75,195,174
Private placement of common shares				$ 12,509
Private placement of common shares, shares				125,089,161
Shares issued for the Company’s equity line			$ 19,526
Shares issued for the Companys equity line, shares			195,261,678
Shares issued for services			$ 600
Shares issued for services, Shares			6,000,000
Acquisition shares issued for Stage It purchase			$ 6,297
Acquisition shares issued for Stage It purchase, Shares			62,973,578
Ending balance, value			$ 167,601	$ 141,177
Ending balance, shares			1,676,014,753	1,411,779,497
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance - December 31, 2022	$ 30,179,731	$ 10,900,652	$ 10,900,652	$ 8,386,593
Beneficial conversion feature of convertible notes				111,765
Shares issued upon conversion of convertible notes payable		414,770		1,273,991
Private placement of common shares				1,128,303
Issuance of Preferred B Shares for cash	111,000	1,500,000	1,964,600
Conversion of debt to Preferred B Shares			319,200
Financing fee paid in Preferred B shares	6,000	42,000	68,400
Issuance of Preferred C voting shares			15,300,000
Beneficial conversion feature of Preferred B shares		300,000	434,200
Shares issued for the Company’s equity line	247,848		506,743
Shares issued for services		56,200	56,200
Acquisition shares issued for Stage It purchase			629,736
Ending balance, value	30,544,579	13,213,622	30,179,731	10,900,652
Retained Earnings [Member]
Statement [Line Items]
Balance - December 31, 2022	(36,808,403)	(13,835,294)	(13,835,294)	(16,755,676)
Net loss	(373,404)	(1,193,106)	(22,762,622)	2,920,382
Series B dividends	(65,596)		(210,486)
Ending balance, value	(37,247,403)	(15,028,400)	(36,808,403)	(13,835,294)
Balance - December 31, 2022	(6,460,646)	(2,793,040)	(2,793,040)	(8,247,521)
Beneficial conversion feature of convertible notes				111,765
Net loss	(373,404)	(1,193,106)	(22,762,622)	2,920,382
Shares issued upon conversion of convertible notes payable		418,918		1,281,523
Private placement of common shares				1,140,812
Issuance of Preferred B Shares for cash	111,000	1,500,000	1,964,600
Conversion of debt to Preferred B Shares			319,200
Financing fee paid in Preferred B shares	6,000	42,000	68,400
Issuance of Preferred C voting shares			15,300,000
Series B dividends	(65,596)		(210,486)
Beneficial conversion feature of Preferred B shares		300,000	434,200
Shares issued for the Company’s equity line	258,597		526,269
Shares issued for services		56,800	56,800
Acquisition shares issued for Stage It purchase			636,033
Ending balance, value	$ (6,524,049)	$ (1,668,428)	$ (6,460,646)	$ (2,793,040)